Interests In Other Entities - Interests in Joint Ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Carrying value of interest in joint venture	£ 88	£ 73
Joint ventures [member]
Disclosure of joint ventures [line items]
Profit after tax	15	12
Carrying value of interest in joint venture	88	73
Commitments and contingent liabilities	£ 0	£ 0